Information Related to Companys TSARs (Detail) (CAD)	12 Months Ended
	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, exercisable at December 31, 2013	53.89	[1]
TSARs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of TSARs outstanding, January 1, 2013	168,075
Number of TSARs exercised as TSARs	(350)
Number of TSARs outstanding exercised as Options	(104,305)
Number of TSARs vested
Number of TSARs expired	(200)
Number of TSARs outstanding, December 31, 2013	63,220
Number of option, vested or expected to vest at December 31, 2013	63,220	[2]
Number of option, exercisable at December 31, 2013	63,220
Weighted average exercise price, outstanding January 1, 2013	53.28
Weighted average exercise price fair value	54.75
Weighted average exercise price of TSARs outstanding exercised as Options	52.94
Weighted average exercise price, vested
Weighted average exercise price of new TSARs expired	31.45
Weighted average exercise price fair value, outstanding December 31, 2013	53.89
Weighted average exercise price, vested or expected to vest at December 31, 2013	53.89	[2]
Weighted average exercise price, exercisable at December 31, 2013	53.89

[1]	As at December 31, 2013, the total number of in-the-money TSARs outstanding was 63,220 with a weighted-average exercise price of $53.89. The weighted-average years to expiration of exercisable TSARs is 2.10 years.
[2]	As at December 31, 2013, the weighted average remaining term of vested TSARs was 2.3 years with an aggregate intrinsic value of $7 million. As at December 31, 2012, all TSARs outstanding were vested.